UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2005


[LOGO OF USAA]
   USAA(R)

                                   USAA INCOME Fund

                                             [GRAPHIC OF USAA INCOME FUND]

     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Distributions to Shareholders                                           17

    Report of Independent Registered Public Accounting Firm                 18

    Portfolio of Investments                                                19

    Notes to Portfolio of Investments                                       34

    Financial Statements                                                    38

    Notes to Financial Statements                                           41

EXPENSE EXAMPLE                                                             52

ADVISORY AGREEMENT                                                          54

DIRECTORS' AND OFFICERS' INFORMATION                                        60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                        THESE ARE CHALLENGING MARKET CONDITIONS
                                         TO NAVIGATE, BUT REST ASSURED THAT YOUR
[PHOTO OF CHRISTOPHER W. CLAUS]            PORTFOLIO MANAGEMENT TEAM CONTINUES
                                              TO WORK HARD ON YOUR BEHALF.

                                                         "

                                                                     August 2005
--------------------------------------------------------------------------------

                 The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

                 A growing economy means that the Federal Reserve Board (the
                 Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

                 When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

                 Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product
                 (GDP) growth that has been stronger than anticipated.

                 We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

                 These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /s/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]   MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the one-year period ended July 31, 2005, the USAA Income Fund had a total return of 5.33%. This compares to a 4.71% return for the Lipper Corporate Debt Funds A Rated Average, a 5.35% return for the Lipper A Rated Bond Funds Index, and a 4.79% return for the Lehman Brothers U.S. Aggregate Bond Index.

WHAT WAS THE MARKET ENVIRONMENT DURING THE REPORTING YEAR?

                 On June 30, 2004, one month before the start of the reporting year, the Federal Reserve Board (the Fed) began to implement its policy of "measured" interest-rate increases. Through nine hikes of 0.25%, one at each of its meetings, the Fed raised the federal funds rate from 1% to 3.25%. Although short-term rates more than tripled, the yield on the benchmark 10-year U.S. Treasury bond actually fell, from 4.47% to 4.27%. The dramatic flattening of the yield curve, which Fed Chairman Alan Greenspan called a "conundrum," meant that longer-term bonds significantly outperformed shorter-term bonds, rewarding investors who were willing to take on the most interest-rate risk.

                 For the first eight months of the reporting year, investors willing to take on credit risk were also rewarded. By mid-March 2005, the yield differential between corporate bonds and Treasury

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                          TREASURY YIELDS AND FED FUNDS RATE

                      [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

             30-YEAR YIELD     10-YEAR YIELD      2-YEAR YIELD                     FEDERAL FUNDS RATE
12/31/2003       5.074%            4.248%             1.823%         12/31/2003            1%
  1/1/2004       5.074             4.247              1.823            1/2/2004            1
  1/2/2004       5.171             4.381              1.903            1/5/2004            1
  1/5/2004       5.178             4.379              1.919            1/6/2004            1
  1/6/2004       5.102             4.273              1.822            1/7/2004            1
  1/7/2004       5.077             4.244              1.822            1/8/2004            1
  1/8/2004       5.086             4.257              1.83             1/9/2004            1
  1/9/2004       4.96              4.082              1.66            1/12/2004            1
 1/12/2004       4.973             4.088              1.652           1/13/2004            1
 1/13/2004       4.92              4.013              1.587           1/14/2004            1
 1/14/2004       4.895             3.996              1.627           1/15/2004            1
 1/15/2004       4.856             3.971              1.643           1/16/2004            1
 1/16/2004       4.893             4.032              1.674           1/20/2004            1
 1/19/2004       4.893             4.032              1.674           1/21/2004            1
 1/20/2004       4.925             4.057              1.657           1/22/2004            1
 1/21/2004       4.905             4.02               1.641           1/23/2004            1
 1/22/2004       4.844             3.955              1.599           1/26/2004            1
 1/23/2004       4.944             4.074              1.664           1/27/2004            1
 1/26/2004       4.984             4.132              1.697           1/28/2004            1
 1/27/2004       4.938             4.076              1.647           1/29/2004            1
 1/28/2004       5.004             4.19               1.821           1/30/2004            1
 1/29/2004       5.001             4.175              1.787            2/2/2004            1
 1/30/2004       4.962             4.134              1.823            2/3/2004            1
  2/2/2004       4.984             4.147              1.807            2/4/2004            1
  2/3/2004       4.95              4.099              1.751            2/5/2004            1
  2/4/2004       4.956             4.114              1.758            2/6/2004            1
  2/5/2004       4.982             4.169              1.831            2/9/2004            1
  2/6/2004       4.918             4.079              1.75            2/10/2004            1
  2/9/2004       4.901             4.054              1.741           2/11/2004            1
 2/10/2004       4.951             4.114              1.806           2/12/2004            1
 2/11/2004       4.901             4.033              1.709           2/13/2004            1
 2/12/2004       4.933             4.046              1.708           2/17/2004            1
 2/13/2004       4.917             4.042              1.675           2/18/2004            1
 2/16/2004       4.917             4.042              1.675           2/19/2004            1
 2/17/2004       4.912             4.04               1.666           2/20/2004            1
 2/18/2004       4.911             4.05               1.682           2/23/2004            1
 2/19/2004       4.895             4.033              1.649           2/24/2004            1
 2/20/2004       4.954             4.098              1.706           2/25/2004            1
 2/23/2004       4.902             4.038              1.656           2/26/2004            1
 2/24/2004       4.897             4.025              1.64            2/27/2004            1
 2/25/2004       4.887             4.009              1.606            3/1/2004            1
 2/26/2004       4.906             4.036              1.677            3/2/2004            1
 2/27/2004       4.838             3.973              1.645            3/3/2004            1
  3/1/2004       4.839             3.975              1.653            3/4/2004            1
  3/2/2004       4.902             4.044              1.725            3/5/2004            1
  3/3/2004       4.904             4.052              1.725            3/8/2004            1
  3/4/2004       4.878             4.017              1.701            3/9/2004            1
  3/5/2004       4.764             3.851              1.565           3/10/2004            1
  3/8/2004       4.709             3.77               1.5             3/11/2004            1
  3/9/2004       4.67              3.723              1.484           3/12/2004            1
 3/10/2004       4.67              3.73               1.508           3/15/2004            1
 3/11/2004       4.665             3.7                1.459           3/16/2004            1
 3/12/2004       4.718             3.779              1.523           3/17/2004            1
 3/15/2004       4.706             3.764              1.531           3/18/2004            1
 3/16/2004       4.643             3.681              1.474           3/19/2004            1
 3/17/2004       4.665             3.713              1.498           3/22/2004            1
 3/18/2004       4.701             3.756              1.523           3/23/2004            1
 3/19/2004       4.705             3.773              1.514           3/24/2004            1
 3/22/2004       4.665             3.715              1.481           3/25/2004            1
 3/23/2004       4.653             3.692              1.473           3/26/2004            1
 3/24/2004       4.659             3.709              1.464           3/29/2004            1
 3/25/2004       4.693             3.739              1.504           3/30/2004            1
 3/26/2004       4.762             3.831              1.584           3/31/2004            1
 3/29/2004       4.811             3.89               1.616            4/1/2004            1
 3/30/2004       4.814             3.896              1.624            4/2/2004            1
 3/31/2004       4.773             3.837              1.576            4/5/2004            1
  4/1/2004       4.802             3.88               1.624            4/6/2004            1
  4/2/2004       4.979             4.145              1.85             4/7/2004            1
  4/5/2004       5.042             4.208              1.883            4/8/2004            1
  4/6/2004       4.998             4.149              1.835            4/9/2004            1
  4/7/2004       5.005             4.159              1.843           4/12/2004            1
  4/8/2004       5.029             4.193              1.861           4/13/2004            1
  4/9/2004       5.029             4.193              1.861           4/14/2004            1
 4/12/2004       5.061             4.23               1.887           4/15/2004            1
 4/13/2004       5.156             4.354              1.994           4/16/2004            1
 4/14/2004       5.16              4.366              2.077           4/19/2004            1
 4/15/2004       5.21              4.402              2.061           4/20/2004            1
 4/16/2004       5.17              4.34               1.989           4/21/2004            1
 4/19/2004       5.21              4.387              2.039           4/22/2004            1
 4/20/2004       5.262             4.459              2.156           4/23/2004            1
 4/21/2004       5.227             4.425              2.165           4/26/2004            1
 4/22/2004       5.195             4.383              2.116           4/27/2004            1
 4/23/2004       5.24              4.46               2.236           4/28/2004            1
 4/26/2004       5.228             4.436              2.229           4/29/2004            1
 4/27/2004       5.2               4.385              2.146           4/30/2004            1
 4/28/2004       5.287             4.499              2.248            5/3/2004            1
 4/29/2004       5.315             4.538              2.351            5/4/2004            1
 4/30/2004       5.286             4.507              2.319            5/5/2004            1
  5/3/2004       5.279             4.501              2.311            5/6/2004            1
  5/4/2004       5.345             4.567              2.327            5/7/2004            1
  5/5/2004       5.358             4.581              2.327           5/10/2004            1
  5/6/2004       5.368             4.6                2.376           5/11/2004            1
  5/7/2004       5.467             4.773              2.622           5/12/2004            1
 5/10/2004       5.492             4.794              2.59            5/13/2004            1
 5/11/2004       5.454             4.748              2.574           5/14/2004            1
 5/12/2004       5.523             4.807              2.59            5/17/2004            1
 5/13/2004       5.562             4.854              2.657           5/18/2004            1
 5/14/2004       5.486             4.77               2.534           5/19/2004            1
 5/17/2004       5.423             4.691              2.468           5/20/2004            1
 5/18/2004       5.455             4.736              2.518           5/21/2004            1
 5/19/2004       5.477             4.774              2.56            5/24/2004            1
 5/20/2004       5.42              4.702              2.502           5/25/2004            1
 5/21/2004       5.459             4.758              2.545           5/26/2004            1
 5/24/2004       5.433             4.734              2.529           5/27/2004            1
 5/25/2004       5.411             4.722              2.538           5/28/2004            1
 5/26/2004       5.366             4.657              2.446            6/1/2004            1
 5/27/2004       5.316             4.602              2.464            6/2/2004            1
 5/28/2004       5.346             4.649              2.536            6/3/2004            1
 5/31/2004       5.346             4.649              2.536            6/4/2004            1
  6/1/2004       5.397             4.702              2.593            6/7/2004            1
  6/2/2004       5.428             4.74               2.642            6/8/2004            1
  6/3/2004       5.416             4.712              2.618            6/9/2004            1
  6/4/2004       5.458             4.774              2.691           6/10/2004            1
  6/7/2004       5.454             4.762              2.659           6/11/2004            1
  6/8/2004       5.449             4.764              2.692           6/14/2004            1
  6/9/2004       5.481             4.807              2.766           6/15/2004            1
 6/10/2004       5.47              4.795              2.799           6/16/2004            1
 6/11/2004       5.475             4.801              2.809           6/17/2004            1
 6/14/2004       5.531             4.872              2.934           6/18/2004            1
 6/15/2004       5.364             4.678              2.752           6/21/2004            1
 6/16/2004       5.401             4.724              2.793           6/22/2004            1
 6/17/2004       5.351             4.68               2.76            6/23/2004            1
 6/18/2004       5.378             4.712              2.787           6/24/2004            1
 6/21/2004       5.369             4.686              2.753           6/25/2004            1
 6/22/2004       5.406             4.719              2.762           6/28/2004            1
 6/23/2004       5.383             4.698              2.729           6/29/2004            1
 6/24/2004       5.338             4.646              2.754           6/30/2004            1.25
 6/25/2004       5.336             4.648              2.738            7/1/2004            1.25
 6/28/2004       5.409             4.737              2.859            7/2/2004            1.25
 6/29/2004       5.366             4.688              2.819            7/6/2004            1.25
 6/30/2004       5.289             4.583              2.681            7/7/2004            1.25
  7/1/2004       5.288             4.565              2.641            7/8/2004            1.25
  7/2/2004       5.206             4.461              2.526            7/9/2004            1.25
  7/5/2004       5.206             4.457              2.526           7/12/2004            1.25
  7/6/2004       5.219             4.476              2.542           7/13/2004            1.25
  7/7/2004       5.225             4.476              2.542           7/14/2004            1.25
  7/8/2004       5.224             4.472              2.517           7/15/2004            1.25
  7/9/2004       5.208             4.458              2.516           7/16/2004            1.25
 7/12/2004       5.199             4.447              2.524           7/19/2004            1.25
 7/13/2004       5.211             4.472              2.557           7/20/2004            1.25
 7/14/2004       5.218             4.482              2.589           7/21/2004            1.25
 7/15/2004       5.213             4.482              2.605           7/22/2004            1.25
 7/16/2004       5.116             4.351              2.497           7/23/2004            1.25
 7/19/2004       5.111             4.353              2.522           7/26/2004            1.25
 7/20/2004       5.174             4.446              2.621           7/27/2004            1.25
 7/21/2004       5.199             4.468              2.662           7/28/2004            1.25
 7/22/2004       5.187             4.446              2.654           7/29/2004            1.25
 7/23/2004       5.167             4.432              2.653           7/30/2004            1.25
 7/26/2004       5.211             4.487              2.712            8/2/2004            1.25
 7/27/2004       5.318             4.615              2.796            8/3/2004            1.25
 7/28/2004       5.313             4.585              2.737            8/4/2004            1.25
 7/29/2004       5.295             4.577              2.754            8/5/2004            1.25
 7/30/2004       5.198             4.477              2.681            8/6/2004            1.25
  8/2/2004       5.189             4.451              2.649            8/9/2004            1.25
  8/3/2004       5.168             4.426              2.64            8/10/2004            1.5
  8/4/2004       5.166             4.42               2.648           8/11/2004            1.5
  8/5/2004       5.154             4.402              2.648           8/12/2004            1.5
  8/6/2004       5.037             4.222              2.387           8/13/2004            1.5
  8/9/2004       5.059             4.258              2.444           8/16/2004            1.5
 8/10/2004       5.068             4.291              2.533           8/17/2004            1.5
 8/11/2004       5.056             4.273              2.5             8/18/2004            1.5
 8/12/2004       5.049             4.256              2.5             8/19/2004            1.5
 8/13/2004       5.018             4.229              2.458           8/20/2004            1.5
 8/16/2004       5.051             4.264              2.482           8/23/2004            1.5
 8/17/2004       5.004             4.192              2.399           8/24/2004            1.5
 8/18/2004       5.038             4.238              2.432           8/25/2004            1.5
 8/19/2004       5.027             4.215              2.382           8/26/2004            1.5
 8/20/2004       5.025             4.234              2.438           8/27/2004            1.5
 8/23/2004       5.075             4.285              2.471           8/30/2004            1.5
 8/24/2004       5.064             4.273              2.454           8/31/2004            1.5
 8/25/2004       5.049             4.263              2.47             9/1/2004            1.5
 8/26/2004       5.009             4.211              2.476            9/2/2004            1.5
 8/27/2004       5.021             4.228              2.484            9/3/2004            1.5
 8/30/2004       4.981             4.178              2.46             9/7/2004            1.5
 8/31/2004       4.928             4.119              2.395            9/8/2004            1.5
  9/1/2004       4.926             4.115              2.387            9/9/2004            1.5
  9/2/2004       5.002             4.215              2.46            9/10/2004            1.5
  9/3/2004       5.059             4.296              2.582           9/13/2004            1.5
  9/6/2004       5.061             4.293              2.591           9/14/2004            1.5
  9/7/2004       5.01              4.24               2.55            9/15/2004            1.5
  9/8/2004       4.954             4.161              2.469           9/16/2004            1.5
  9/9/2004       4.989             4.197              2.485           9/17/2004            1.5
 9/10/2004       4.985             4.188              2.485           9/20/2004            1.5
 9/13/2004       4.942             4.137              2.469           9/21/2004            1.75
 9/14/2004       4.934             4.126              2.436           9/22/2004            1.75
 9/15/2004       4.96              4.166              2.478           9/23/2004            1.75
 9/16/2004       4.874             4.074              2.412           9/24/2004            1.75
 9/17/2004       4.91              4.108              2.478           9/27/2004            1.75
 9/20/2004       4.867             4.058              2.428           9/28/2004            1.75
 9/21/2004       4.839             4.037              2.462           9/29/2004            1.75
 9/22/2004       4.774             3.98               2.462           9/30/2004            1.75
 9/23/2004       4.791             4.018              2.52            10/1/2004            1.75
 9/24/2004       4.799             4.029              2.571           10/4/2004            1.75
 9/27/2004       4.769             3.991              2.538           10/5/2004            1.75
 9/28/2004       4.799             4.004              2.521           10/6/2004            1.75
 9/29/2004       4.867             4.089              2.597           10/7/2004            1.75
 9/30/2004       4.893             4.121              2.609           10/8/2004            1.75
 10/1/2004       4.945             4.189              2.626          10/12/2004            1.75
 10/4/2004       4.928             4.166              2.642          10/13/2004            1.75
 10/5/2004       4.932             4.174              2.634          10/14/2004            1.75
 10/6/2004       4.969             4.222              2.691          10/15/2004            1.75
 10/7/2004       4.996             4.244              2.692          10/18/2004            1.75
 10/8/2004       4.908             4.131              2.586          10/19/2004            1.75
10/11/2004       4.9               4.132              2.586          10/20/2004            1.75
10/12/2004       4.879             4.1                2.553          10/21/2004            1.75
10/13/2004       4.869             4.057              2.496          10/22/2004            1.75
10/14/2004       4.823             4.026              2.471          10/25/2004            1.75
10/15/2004       4.846             4.055              2.52           10/26/2004            1.75
10/18/2004       4.839             4.043              2.512          10/27/2004            1.75
10/19/2004       4.816             4.034              2.545          10/28/2004            1.75
10/20/2004       4.773             3.982              2.504          10/29/2004            1.75
10/21/2004       4.77              3.997              2.545           11/1/2004            1.75
10/22/2004       4.762             3.976              2.52            11/2/2004            1.75
10/25/2004       4.754             3.972              2.512           11/3/2004            1.75
10/26/2004       4.774             4.001              2.529           11/4/2004            1.75
10/27/2004       4.845             4.084              2.587           11/5/2004            1.75
10/28/2004       4.818             4.051              2.577           11/8/2004            1.75
10/29/2004       4.79              4.025              2.552           11/9/2004            1.75
 11/1/2004       4.837             4.072              2.585          11/10/2004            2
 11/2/2004       4.814             4.048              2.569          11/11/2004            2
 11/3/2004       4.827             4.076              2.585          11/12/2004            2
 11/4/2004       4.816             4.074              2.626          11/15/2004            2
 11/5/2004       4.898             4.175              2.765          11/16/2004            2
 11/8/2004       4.932             4.218              2.807          11/17/2004            2
 11/9/2004       4.945             4.228              2.815          11/18/2004            2
11/10/2004       4.959             4.241              2.841          11/19/2004            2
11/11/2004       4.968             4.254              2.851          11/22/2004            2
11/12/2004       4.898             4.181              2.818          11/23/2004            2
11/15/2004       4.897             4.188              2.868          11/24/2004            2
11/16/2004       4.902             4.207              2.885          11/26/2004            2
11/17/2004       4.841             4.131              2.81           11/29/2004            2
11/18/2004       4.807             4.115              2.844          11/30/2004            2
11/19/2004       4.885             4.205              2.921           12/1/2004            2
11/22/2004       4.843             4.18               2.947           12/2/2004            2
11/23/2004       4.837             4.184              2.956           12/3/2004            2
11/24/2004       4.844             4.2                3.025           12/6/2004            2
11/25/2004       4.84              4.196              3.017           12/7/2004            2
11/26/2004       4.886             4.248              3.033           12/8/2004            2
11/29/2004       4.965             4.32               3.058           12/9/2004            2
11/30/2004       5.003             4.351              3.001          12/10/2004            2
 12/1/2004       5.012             4.367              3.009          12/13/2004            2
 12/2/2004       5.062             4.408              3.042          12/14/2004            2.25
 12/3/2004       4.928             4.252              2.92           12/15/2004            2.25
 12/6/2004       4.893             4.223              2.912          12/16/2004            2.25
 12/7/2004       4.888             4.223              2.936          12/17/2004            2.25
 12/8/2004       4.784             4.12               2.895          12/20/2004            2.25
 12/9/2004       4.834             4.168              2.928          12/21/2004            2.25
12/10/2004       4.819             4.151              2.936          12/22/2004            2.25
12/13/2004       4.805             4.149              2.961          12/23/2004            2.25
12/14/2004       4.77              4.124              2.961          12/24/2004            2.25
12/15/2004       4.712             4.076              2.937          12/27/2004            2.25
12/16/2004       4.826             4.186              2.986          12/28/2004            2.25
12/17/2004       4.827             4.201              3.004          12/29/2004            2.25
12/20/2004       4.812             4.185              3.029          12/30/2004            2.25
12/21/2004       4.796             4.164              3.029          12/31/2004            2.25
12/22/2004       4.828             4.195              3.004            1/3/2005            2.25
12/23/2004       4.843             4.226              3.013            1/4/2005            2.25
12/24/2004       4.845             4.216              2.996            1/5/2005            2.25
12/27/2004       4.92              4.298              3.056            1/6/2005            2.25
12/28/2004       4.916             4.293              3.073            1/7/2005            2.25
12/29/2004       4.944             4.324              3.107           1/10/2005            2.25
12/30/2004       4.873             4.255              3.085           1/11/2005            2.25
12/31/2004       4.827             4.22               3.069           1/12/2005            2.25
  1/3/2005       4.813             4.212              3.094           1/13/2005            2.25
  1/4/2005       4.887             4.291              3.2             1/14/2005            2.25
  1/5/2005       4.848             4.283              3.209           1/18/2005            2.25
  1/6/2005       4.846             4.263              3.16            1/19/2005            2.25
  1/7/2005       4.836             4.271              3.193           1/20/2005            2.25
 1/10/2005       4.818             4.271              3.218           1/21/2005            2.25
 1/11/2005       4.781             4.238              3.21            1/24/2005            2.25
 1/12/2005       4.768             4.236              3.211           1/25/2005            2.25
 1/13/2005       4.691             4.165              3.178           1/26/2005            2.25
 1/14/2005       4.729             4.226              3.229           1/27/2005            2.25
 1/17/2005       4.727             4.21               3.229           1/28/2005            2.25
 1/18/2005       4.68              4.187              3.229           1/31/2005            2.25
 1/19/2005       4.656             4.173              3.221            2/1/2005            2.25
 1/20/2005       4.657             4.163              3.187            2/2/2005            2.5
 1/21/2005       4.644             4.142              3.146            2/3/2005            2.5
 1/24/2005       4.601             4.122              3.188            2/4/2005            2.5
 1/25/2005       4.682             4.194              3.214            2/7/2005            2.5
 1/26/2005       4.668             4.198              3.257            2/8/2005            2.5
 1/27/2005       4.685             4.22               3.284            2/9/2005            2.5
 1/28/2005       4.609             4.142              3.259           2/10/2005            2.5
 1/31/2005       4.586             4.13               3.276           2/11/2005            2.5
  2/1/2005       4.595             4.14               3.284           2/14/2005            2.5
  2/2/2005       4.58              4.142              3.317           2/15/2005            2.5
  2/3/2005       4.582             4.165              3.342           2/16/2005            2.5
  2/4/2005       4.483             4.077              3.285           2/17/2005            2.5
  2/7/2005       4.423             4.052              3.302           2/18/2005            2.5
  2/8/2005       4.374             4.017              3.31            2/21/2005            2.5
  2/9/2005       4.37              3.992              3.236           2/22/2005            2.5
 2/10/2005       4.474             4.091              3.294           2/23/2005            2.5
 2/11/2005       4.481             4.086              3.328           2/24/2005            2.5
 2/14/2005       4.45              4.071              3.353           2/25/2005            2.5
 2/15/2005       4.486             4.098              3.345           2/28/2005            2.5
 2/16/2005       4.519             4.154              3.404            3/1/2005            2.5
 2/17/2005       4.575             4.181              3.362            3/2/2005            2.5
 2/18/2005       4.65              4.267              3.439            3/3/2005            2.5
 2/21/2005       4.646             4.264              3.431            3/4/2005            2.5
 2/22/2005       4.686             4.287              3.432            3/7/2005            2.5
 2/23/2005       4.653             4.264              3.44             3/8/2005            2.5
 2/24/2005       4.67              4.285              3.483            3/9/2005            2.5
 2/25/2005       4.64              4.266              3.526           3/10/2005            2.5
 2/28/2005       4.72              4.379              3.6             3/11/2005            2.5
  3/1/2005       4.715             4.367              3.575           3/14/2005            2.5
  3/2/2005       4.735             4.379              3.559           3/15/2005            2.5
  3/3/2005       4.739             4.379              3.568           3/16/2005            2.5
  3/4/2005       4.65              4.31               3.56            3/17/2005            2.5
  3/7/2005       4.625             4.31               3.593           3/18/2005            2.5
  3/8/2005       4.708             4.393              3.618           3/21/2005            2.5
  3/9/2005       4.832             4.522              3.66            3/22/2005            2.75
 3/10/2005       4.764             4.465              3.669           3/23/2005            2.75
 3/11/2005       4.81              4.544              3.72            3/24/2005            2.75
 3/14/2005       4.78              4.51               3.729           3/25/2005            2.75
 3/15/2005       4.826             4.547              3.738           3/28/2005            2.75
 3/16/2005       4.795             4.508              3.713           3/29/2005            2.75
 3/17/2005       4.767             4.466              3.671           3/30/2005            2.75
 3/18/2005       4.811             4.509              3.698           3/31/2005            2.75
 3/21/2005       4.836             4.525              3.715            4/1/2005            2.75
 3/22/2005       4.906             4.643              3.826            4/4/2005            2.75
 3/23/2005       4.851             4.586              3.818            4/5/2005            2.75
 3/24/2005       4.845             4.599              3.854            4/6/2005            2.75
 3/25/2005       4.845             4.595              3.855            4/7/2005            2.75
 3/28/2005       4.89              4.642              3.873            4/8/2005            2.75
 3/29/2005       4.842             4.575              3.838           4/11/2005            2.75
 3/30/2005       4.799             4.548              3.83            4/12/2005            2.75
 3/31/2005       4.756             4.483              3.779           4/13/2005            2.75
  4/1/2005       4.722             4.449              3.729           4/14/2005            2.75
  4/4/2005       4.736             4.458              3.721           4/15/2005            2.75
  4/5/2005       4.753             4.47               3.721           4/18/2005            2.75
  4/6/2005       4.735             4.424              3.68            4/19/2005            2.75
  4/7/2005       4.795             4.482              3.721           4/20/2005            2.75
  4/8/2005       4.769             4.47               3.745           4/21/2005            2.75
 4/11/2005       4.725             4.43               3.72            4/22/2005            2.75
 4/12/2005       4.659             4.354              3.687           4/25/2005            2.75
 4/13/2005       4.682             4.362              3.654           4/26/2005            2.75
 4/14/2005       4.681             4.31               3.554           4/27/2005            2.75
 4/15/2005       4.609             4.243              3.494           4/28/2005            2.75
 4/18/2005       4.61              4.272              3.552           4/29/2005            2.75
 4/19/2005       4.543             4.213              3.51             5/2/2005            2.75
 4/20/2005       4.549             4.187              3.485            5/3/2005            3
 4/21/2005       4.637             4.296              3.627            5/4/2005            3
 4/22/2005       4.58              4.247              3.61             5/5/2005            3
 4/25/2005       4.554             4.249              3.635            5/6/2005            3
 4/26/2005       4.572             4.267              3.651            5/9/2005            3
 4/27/2005       4.549             4.225              3.617           5/10/2005            3
 4/28/2005       4.486             4.146              3.564           5/11/2005            3
 4/29/2005       4.514             4.2                3.654           5/12/2005            3
  5/2/2005       4.514             4.188              3.629           5/13/2005            3
  5/3/2005       4.483             4.166              3.637           5/16/2005            3
  5/4/2005       4.591             4.188              3.612           5/17/2005            3
  5/5/2005       4.578             4.156              3.547           5/18/2005            3
  5/6/2005       4.629             4.26               3.72            5/19/2005            3
  5/9/2005       4.625             4.284              3.753           5/20/2005            3
 5/10/2005       4.569             4.202              3.67            5/23/2005            3
 5/11/2005       4.546             4.204              3.678           5/24/2005            3
 5/12/2005       4.516             4.172              3.645           5/25/2005            3
 5/13/2005       4.481             4.119              3.587           5/26/2005            3
 5/16/2005       4.496             4.129              3.595           5/27/2005            3
 5/17/2005       4.474             4.115              3.595           5/30/2005            3
 5/18/2005       4.44              4.09               3.587           5/31/2005            3
 5/19/2005       4.444             4.113              3.637            6/1/2005            3
 5/20/2005       4.439             4.123              3.662            6/2/2005            3
 5/23/2005       4.381             4.056              3.62             6/3/2005            3
 5/24/2005       4.359             4.029              3.594            6/6/2005            3
 5/25/2005       4.433             4.088              3.603            6/7/2005            3
 5/26/2005       4.429             4.081              3.627            6/8/2005            3
 5/27/2005       4.43              4.073              3.643            6/9/2005            3
 5/30/2005       4.43              4.071              3.643           6/10/2005            3
 5/31/2005       4.321             3.983              3.578           6/13/2005            3
  6/1/2005       4.237             3.886              3.479           6/14/2005            3
  6/2/2005       4.241             3.905              3.529           6/15/2005            3
  6/3/2005       4.282             3.975              3.561           6/16/2005            3
  6/6/2005       4.244             3.954              3.578           6/17/2005            3
  6/7/2005       4.192             3.903              3.562           6/20/2005            3
  6/8/2005       4.221             3.935              3.603           6/21/2005            3
  6/9/2005       4.232             3.95               3.62            6/22/2005            3
 6/10/2005       4.325             4.053              3.695           6/23/2005            3
 6/13/2005       4.374             4.094              3.695           6/24/2005            3
 6/14/2005       4.415             4.109              3.687           6/27/2005            3
 6/15/2005       4.402             4.101              3.712           6/28/2005            3
 6/16/2005       4.368             4.069              3.671           6/29/2005            3
 6/17/2005       4.362             4.072              3.705           6/30/2005            3.25
 6/20/2005       4.388             4.111              3.714            7/1/2005            3.25
 6/21/2005       4.326             4.042              3.689            7/4/2005            3.25
 6/22/2005       4.243             3.942              3.604            7/5/2005            3.25
 6/23/2005       4.253             3.953              3.613            7/6/2005            3.25
 6/24/2005       4.222             3.919              3.579            7/7/2005            3.25
 6/27/2005       4.192             3.904              3.579            7/8/2005            3.25
 6/28/2005       4.248             3.972              3.648           7/11/2005            3.25
 6/29/2005       4.261             3.98               3.656           7/12/2005            3.25
 6/30/2005       4.192             3.915              3.637           7/13/2005            3.25
  7/1/2005       4.295             4.051              3.744           7/14/2005            3.25
  7/4/2005       4.3               4.039              3.736           7/15/2005            3.25
  7/5/2005       4.363             4.107              3.786           7/18/2005            3.25
  7/6/2005       4.328             4.07               3.769           7/19/2005            3.25
  7/7/2005       4.319             4.062              3.72            7/20/2005            3.25
  7/8/2005       4.342             4.093              3.77            7/21/2005            3.25
 7/11/2005       4.34              4.095              3.787           7/22/2005            3.25
 7/12/2005       4.386             4.144              3.837           7/25/2005            3.25
 7/13/2005       4.396             4.158              3.829           7/26/2005            3.25
 7/14/2005       4.415             4.175              3.837           7/27/2005            3.25
 7/15/2005       4.397             4.165              3.863           7/28/2005            3.25
 7/18/2005       4.465             4.222              3.889           7/29/2005            3.25
 7/19/2005       4.424             4.181              3.855
 7/20/2005       4.394             4.16               3.873
 7/21/2005       4.501             4.278              3.941
 7/22/2005       4.441             4.221              3.908
 7/25/2005       4.467             4.246              3.942
 7/26/2005       4.448             4.226              3.934
 7/27/2005       4.47              4.256              3.986
 7/28/2005       4.399             4.191              3.945
 7/29/2005       4.472             4.278              4.019

SOURCE: BLOOMBERG L.P.

                                        [END CHART]

                 bonds had narrowed to the point where the market wasn't pricing in much of a risk premium. That all changed when General Motors Corp. announced its biggest quarterly loss in 13 years. Investors quickly re-evaluated the risk of owning corporate bonds, especially higher-risk bonds. For the reporting year, A-rated bonds outperformed Baa-rated bonds, reversing a trend that had been in place since 2003.

                 Although oil prices moved steadily higher throughout the reporting period, inflation was subdued. This lack of inflation, along with significant foreign buying of U.S. Treasury securities, helped keep long-term interest rates low despite the Fed.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-33.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                             HISTORICAL YIELD CURVE

         [CHART OF HISTORICAL YIELD CURVE]

                7/30/04       7/29/05        CHANGE
                -------       -------       --------
 3 MONTH         1.434%        3.393%        1.9589%
 6 MONTH         1.749         3.674         1.9256
 2  YEAR         2.677         4.015         1.3376
 3  YEAR         3.006         4.065         1.0593
 5  YEAR         3.694         4.121         0.4267
10  YEAR         4.475         4.276        -0.1986
30  YEAR         5.197         4.471        -0.7263

SOURCE: BLOOMBERG L.P.

                     [END CHART]

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

                 In managing your Fund to provide maximum current income without undue risk to principal, we were cautious throughout the year in terms of interest-rate risk. As it became clear that the 10-year Treasury was operating in a trading range of roughly 3.9% to 4.6%, we took opportunities to buy and extend the Fund's duration when rates moved to the high end of this range, and to shorten duration at the low end. This opportunistic approach helped the Fund perform well despite our relatively defensive interest-rate posture.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Among shorter-term securities in the Fund, we favored floating-rate instruments that reset at higher levels as the Fed continued to tighten. The higher yields of the Fund's real estate investment trust (REIT) preferred securities helped boost total return, while our holdings of U.S. Treasury inflation-protected securities (TIPS) lagged traditional U.S. Treasuries even though energy prices, a traditional harbinger of inflation, rose so dramatically.

WHAT'S YOUR OUTLOOK?

                 In his late-July congressional testimony, Fed Chairman Greenspan made clear his view that the economy is growing at a healthy pace, and gave little sign that the Fed was ready to end its policy of "measured" interest-rate increases. The big question is what will happen to long-term rates. As long as rates remain within the existing trading range, we expect to maintain our posture of buying when rates are at the high end of the range and selling at the lower end. Within this opportunistic approach toward capturing higher yields, we are mindful of our charge to protect your principal. In our view, it doesn't make sense to be overly aggressive in the face of a flat yield curve, a tightening Fed, potentially inflationary oil prices, and the uncertainty surrounding the revaluation of the Chinese yuan.

                 Against the backdrop of a bond market that has defied expectations since 2002 and unexpectedly reversed course several times, it's important to remember that income is the most important factor in your Fund's total return. During the most recent reporting year, the net asset value of the Fund's shares rose from $12.24 to $12.32, and 88% of the Fund's total return came from income. We expect to continue to invest in a broadly diversified portfolio of quality securities to fulfill our role as a core taxable fixed-income holding in your portfolio.

                 On behalf of your Fund's investment team, thank you for the opportunity to serve you.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INCOME FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATINGS(TM)
  out of 760 intermediate-term bond funds for the period ending July 31, 2005:

                               OVERALL RATING
                                  * * * *

           3-YEAR                  5-YEAR                      10-YEAR
            ****                    ****                         ****

     out of 760 funds          out of 562 funds            out of 289 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year
        (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

             [LOGO OF LIPPER LEADER]      [LOGO OF LIPPER LEADER]
                CONSISTENT RETURN                 EXPENSE

The Fund is listed as a Lipper Leader for Consistent Return and Expense of 154 and 159 funds, respectively, within the Lipper Corporate Debt Funds A Rated category for the overall period ending July 31, 2005.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF JULY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 154, 115, AND 52 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 159, 122, AND 70 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

-------------------------------------------------------------------------
                                      7/31/05                  7/31/04
-------------------------------------------------------------------------
Net Assets                       $1,798.9 Million        $1,710.0 Million
Net Asset Value Per Share             $12.32                  $12.24

-------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD AS OF 7/31/05
-------------------------------------------------------------------------

1 YEAR           5 YEARS            10 YEARS            30-DAY SEC YIELD*
5.33%             6.76%               6.76%                   4.02%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JULY 31, 2005

-------------------------------------------------------------------------
            TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
-------------------------------------------------------------------------
10 YEARS       6.76%         =          6.20%          +        0.56%
5 YEARS        6.76%         =          5.55%          +        1.21%
1 YEAR         5.33%         =          4.68%          +        0.65%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING JULY 31, 2005

    [CHARTS OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                  TOTAL RETURN         DIVIDEND RETURN       CHANGE IN SHARE PRICE
7/31/1996             5.78%                 6.94%                   -1.16%
7/31/1997            12.15                  7.39                     4.76
7/31/1998             9.72                  7.01                     2.71
7/31/1999             0.40                  5.99                    -5.59
7/31/2000             6.11                  6.71                    -0.60
7/31/2001            13.86                  7.48                     6.38
7/31/2002             3.70                  6.05                    -2.35
7/31/2003             5.98                  5.07                     0.91
7/31/2004             5.23                  4.57                     0.66
7/31/2005             5.33                  4.68                     0.65

                                [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   12-MONTH DIVIDEND YIELD COMPARISON

       [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                USAA INCOME FUND       LIPPER CORPORATE DEBT
                                       FUNDS A RATED AVERAGE
7/31/1996             7.02%                     6.41%
7/31/1997             6.64                      6.02
7/31/1998             6.52                      5.70
7/31/1999             6.76                      5.68
7/31/2000             6.49                      6.05
7/31/2001             6.61                      5.73
7/31/2002             6.07                      5.09
7/31/2003             5.00                      4.33
7/31/2004             4.49                      3.79
7/31/2005             4.58                      3.82

                        [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 7/31/96 TO 7/31/05.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      LEHMAN BROTHERS       LIPPER A RATED       LIPPER CORPORATE
                    USAA INCOME       U.S. AGGREGATE          BOND FUNDS            DEBT FUNDS
                        FUND            BOND INDEX               INDEX           A RATED AVERAGE
 7/31/1995          $10,000.00          $10,000.00            $10,000.00            $10,000.00
 8/31/1995           10,190.25           10,120.69             10,139.22             10,137.73
 9/30/1995           10,406.83           10,219.15             10,248.24             10,253.26
10/31/1995           10,599.16           10,352.04             10,402.64             10,411.25
11/30/1995           10,801.15           10,507.17             10,573.36             10,580.07
12/31/1995           11,046.21           10,654.63             10,743.59             10,751.91
 1/31/1996           11,106.00           10,725.38             10,794.14             10,799.03
 2/29/1996           10,713.12           10,538.95             10,549.94             10,548.52
 3/31/1996           10,584.24           10,465.69             10,464.74             10,455.08
 4/30/1996           10,428.54           10,406.83             10,384.61             10,366.70
 5/31/1996           10,402.01           10,385.70             10,362.23             10,344.02
 6/30/1996           10,630.13           10,525.17             10,491.32             10,479.21
 7/31/1996           10,577.83           10,553.97             10,513.21             10,496.74
 8/31/1996           10,550.70           10,536.29             10,484.02             10,463.99
 9/30/1996           10,745.99           10,719.90             10,683.18             10,662.64
10/31/1996           11,050.01           10,957.36             10,944.80             10,923.35
11/30/1996           11,319.99           11,145.04             11,168.59             11,152.37
12/31/1996           11,193.00           11,041.42             11,042.74             11,019.17
 1/31/1997           11,229.79           11,075.23             11,059.36             11,030.76
 2/28/1997           11,266.31           11,102.78             11,098.48             11,065.08
 3/31/1997           11,063.93           10,979.75             10,945.49             10,909.24
 4/30/1997           11,194.26           11,144.11             11,099.68             11,069.66
 5/31/1997           11,324.96           11,249.45             11,202.99             11,169.35
 6/30/1997           11,502.85           11,382.98             11,354.45             11,320.54
 7/31/1997           11,863.13           11,689.94             11,719.94             11,697.03
 8/31/1997           11,740.26           11,590.23             11,571.36             11,540.85
 9/30/1997           11,987.57           11,761.16             11,769.22             11,736.34
10/31/1997           12,159.99           11,931.79             11,920.81             11,904.33
11/30/1997           12,275.43           11,986.73             11,976.95             11,960.18
12/31/1997           12,430.26           12,107.42             12,103.85             12,085.53
 1/31/1998           12,596.19           12,262.85             12,248.26             12,245.80
 2/28/1998           12,566.96           12,253.62             12,227.33             12,220.83
 3/31/1998           12,606.35           12,295.73             12,273.07             12,263.42
 4/30/1998           12,666.17           12,359.91             12,329.51             12,318.84
 5/31/1998           12,835.29           12,477.15             12,463.02             12,456.60
 6/30/1998           12,975.35           12,582.97             12,573.67             12,566.33
 7/31/1998           13,015.66           12,609.73             12,575.84             12,564.61
 8/31/1998           13,187.67           12,814.95             12,687.95             12,716.42
 9/30/1998           13,386.53           13,115.02             12,971.38             13,014.70
10/31/1998           13,386.48           13,045.68             12,807.47             12,843.17
11/30/1998           13,469.91           13,119.72             12,946.75             12,971.63
12/31/1998           13,518.29           13,159.17             12,988.65             13,006.94
 1/31/1999           13,604.51           13,253.09             13,098.93             13,106.54
 2/28/1999           13,355.34           13,021.73             12,808.31             12,796.90
 3/31/1999           13,377.23           13,093.89             12,892.25             12,874.12
 4/30/1999           13,420.71           13,135.37             12,934.58             12,904.32
 5/31/1999           13,302.18           13,020.32             12,787.60             12,755.26
 6/30/1999           13,172.62           12,978.84             12,725.23             12,684.73
 7/31/1999           13,068.24           12,923.58             12,668.22             12,626.88
 8/31/1999           13,036.87           12,917.01             12,633.45             12,590.14
 9/30/1999           13,171.70           13,066.97             12,754.04             12,710.15
10/31/1999           13,186.71           13,115.18             12,773.40             12,725.77
11/30/1999           13,143.86           13,114.24             12,782.21             12,723.63
12/31/1999           12,998.01           13,051.00             12,724.07             12,654.63
 1/31/2000           13,012.26           13,008.27             12,696.48             12,629.95
 2/29/2000           13,211.72           13,165.58             12,830.94             12,769.48
 3/31/2000           13,424.67           13,339.02             13,004.97             12,951.25
 4/30/2000           13,380.50           13,300.83             12,898.89             12,838.85
 5/31/2000           13,430.73           13,294.72             12,849.12             12,776.87
 6/30/2000           13,719.53           13,571.32             13,135.55             13,055.12
 7/31/2000           13,866.89           13,694.51             13,246.92             13,176.95
 8/31/2000           14,063.13           13,893.00             13,422.90             13,356.55
 9/30/2000           14,200.36           13,980.34             13,497.28             13,426.23
10/31/2000           14,241.31           14,072.85             13,553.98             13,463.27
11/30/2000           14,437.45           14,302.96             13,754.30             13,669.27
12/31/2000           14,732.40           14,568.28             14,035.95             13,944.04
 1/31/2001           15,023.65           14,806.53             14,297.10             14,199.97
 2/28/2001           15,155.48           14,935.51             14,426.17             14,333.53
 3/31/2001           15,262.84           15,010.49             14,477.32             14,390.23
 4/30/2001           15,207.41           14,948.19             14,395.36             14,295.24
 5/31/2001           15,328.82           15,038.35             14,490.20             14,397.17
 6/30/2001           15,424.47           15,095.17             14,548.78             14,458.62
 7/31/2001           15,788.79           15,432.66             14,879.03             14,807.46
 8/31/2001           15,949.94           15,609.38             15,046.83             14,981.80
 9/30/2001           16,073.76           15,791.28             15,105.40             15,027.99
10/31/2001           16,366.63           16,121.72             15,431.07             15,354.10
11/30/2001           16,037.14           15,899.44             15,243.83             15,158.64
12/31/2001           15,849.36           15,798.48             15,129.23             15,040.55
 1/31/2002           15,975.31           15,926.37             15,235.13             15,140.17
 2/28/2002           16,089.31           16,080.71             15,348.47             15,256.46
 3/31/2002           15,791.48           15,813.19             15,103.30             14,993.95
 4/30/2002           16,034.57           16,119.84             15,371.38             15,263.25
 5/31/2002           16,185.03           16,256.81             15,488.41             15,387.76
 6/30/2002           16,308.66           16,397.38             15,555.09             15,459.26
 7/31/2002           16,372.49           16,595.23             15,648.09             15,573.90
 8/31/2002           16,740.98           16,875.43             15,934.92             15,861.45
 9/30/2002           17,023.72           17,148.74             16,181.80             16,114.52
10/31/2002           16,804.62           17,070.63             16,019.29             15,949.77
11/30/2002           16,844.34           17,066.09             16,076.18             16,006.18
12/31/2002           17,217.80           17,418.60             16,425.81             16,369.17
 1/31/2003           17,266.64           17,433.47             16,460.88             16,395.27
 2/28/2003           17,510.92           17,674.69             16,700.78             16,643.91
 3/31/2003           17,477.71           17,661.07             16,688.47             16,620.65
 4/30/2003           17,610.06           17,806.81             16,875.13             16,808.18
 5/31/2003           17,998.62           18,138.81             17,227.60             17,204.21
 6/30/2003           18,008.64           18,102.81             17,188.42             17,165.16
 7/31/2003           17,351.85           17,494.21             16,598.83             16,514.11
 8/31/2003           17,483.38           17,610.36             16,709.04             16,621.11
 9/30/2003           17,946.12           18,076.52             17,166.06             17,103.76
10/31/2003           17,845.52           17,907.93             17,027.42             16,948.52
11/30/2003           17,910.23           17,950.82             17,081.39             17,012.15
12/31/2003           18,062.33           18,133.50             17,249.95             17,177.59
 1/31/2004           18,207.90           18,279.38             17,395.07             17,336.85
 2/29/2004           18,393.32           18,477.24             17,560.48             17,507.79
 3/31/2004           18,539.82           18,615.62             17,695.07             17,640.90
 4/30/2004           18,028.45           18,131.30             17,260.89             17,174.16
 5/31/2004           17,960.70           18,058.67             17,172.74             17,074.58
 6/30/2004           18,057.27           18,160.73             17,260.68             17,159.85
 7/31/2004           18,259.79           18,340.75             17,425.63             17,325.35
 8/31/2004           18,580.80           18,690.60             17,753.17             17,651.19
 9/30/2004           18,650.94           18,741.32             17,810.52             17,715.30
10/31/2004           18,808.91           18,898.48             17,955.84             17,863.62
11/30/2004           18,697.07           18,747.73             17,847.08             17,736.75
12/31/2004           18,879.05           18,920.23             18,028.16             17,925.78
 1/31/2005           19,006.95           19,039.04             18,152.71             18,056.05
 2/28/2005           18,925.92           18,926.65             18,080.80             17,970.38
 3/31/2005           18,857.30           18,829.45             17,971.42             17,854.77
 4/30/2005           19,120.23           19,084.28             18,210.16             18,080.84
 5/31/2005           19,304.18           19,290.75             18,419.21             18,268.82
 6/30/2005           19,394.10           19,395.94             18,525.90             18,387.71
 7/31/2005           19,233.84           19,219.37             18,357.37             18,220.34

                                        [END CHART]

                 DATA FROM 7/31/95 THROUGH 7/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the
                   U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

                 o The Lipper Corporate Debt Funds A Rated Average is the
                   average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    7/31/2005

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                           17%
AA                            11%
A                             22%
BBB                           23%
BB                             1%
U.S. Government               24%
Money Market Instruments       2%

            [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES, AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                               TOP 10 SECURITIES*
--------------------------------------------------------------------------------

                                                  COUPON RATE %        % OF NET ASSETS
                                                  ------------------------------------
U.S. Treasury Bond                                    5.25%                   2.2%

Fannie Mae Mortgage-Backed Pass-Through               5.00%                   2.0%

U.S. Treasury Inflation-Indexed Note                  3.38%                   2.0%

U.S. Treasury Inflation-Indexed Note                  2.38%                   1.8%

U.S. Treasury Inflation-Indexed Note                  3.88%                   1.6%

U.S. Treasury Note                                    4.00%                   1.6%

Household Finance Corp., Notes                        6.38%                   1.5%

Region of Lombardy, Global Notes                      5.80%                   1.5%

Phillips Petroleum Co., Notes                         8.75%                   1.4%

U.S. Treasury Note                                    4.00%                   1.3%

*EXCLUDING MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                 PORTFOLIO MIX*
                                    7/31/2005

         [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                   39.8%
Agency Debentures and Other
   U.S. Government Agencies             11.5%
Eurodollar and Yankee Obligations       11.2%
Asset-Backed Securities                  9.5%
Preferred & Common Stocks                8.5%
U.S. TIPS                                5.4%
U.S. Treasury Bond & Notes               5.1%
Municipal Bonds                          3.2%
Money Market Instruments                 2.6%
Other Mortgage Securities                2.5%

                   [END CHART]

*EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
 SECURITIES LOANED.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-33.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA INCOME FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

                 Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $794,000.

                 0.09% of ordinary income distributions qualifies for the dividends received deductions eligible to corporations.

18

  R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Income Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

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USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (39.8%)

               AIR FREIGHT & LOGISTICS (0.3%)
   $ 5,000     Caliber Systems, Inc., Notes                              7.80%       8/01/2006       $  5,147
                                                                                                     --------
               AUTOMOBILE MANUFACTURERS (1.5%)
    15,000     DaimlerChrysler NA Holding Corp.,
                  Global Debentures(n)                                   8.00        6/15/2010         16,747
    10,000     Toyota Motor Credit Corp., MTN                            4.85        2/27/2015          9,780
                                                                                                     --------
                                                                                                       26,527
                                                                                                     --------
               BIOTECHNOLOGY (1.1%)
    10,000     Amgen, Inc., Senior Notes                                 4.85       11/18/2014         10,063
    10,000     Genentech, Inc., Notes(a)                                 4.75        7/15/2015          9,941
                                                                                                     --------
                                                                                                       20,004
                                                                                                     --------
               BREWERS (0.3%)
     5,000     Miller Brewing Co., Guaranteed Notes(a)                   4.25        8/15/2008          4,939
                                                                                                     --------
               BROADCASTING & CABLE TV (1.2%)
    10,000     Comcast Cable Communications, Inc.,
                  Senior Notes(h)                                        6.88        6/15/2009         10,760
     5,000     Continental Cablevision, Inc., Debentures                 9.50        8/01/2013          5,237
     5,000     Univision Communications, Inc., Senior Notes              3.50       10/15/2007          4,859
                                                                                                     --------
                                                                                                       20,856
                                                                                                     --------
               CASINOS & GAMING (0.3%)
     5,000     Harrahs Operating Co., Inc., Bonds(a)                     5.63        6/01/2015          5,075
                                                                                                     --------

               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
    10,000     Caterpillar Financial Services                            3.31(b)    11/14/2005         10,003
     5,000     John Deere Capital Corp., MTN, Series 2005D               3.50(b)     6/10/2008          5,005
    10,000     John Deere Capital Corp., Global Debentures               5.10        1/15/2013         10,213
                                                                                                     --------
                                                                                                       25,221
                                                                                                     --------
               CONSUMER FINANCE (4.8%)
    10,000     American Express Credit Corp., Notes                      3.56(b)     9/19/2006         10,020
    10,000     American Honda Finance Corp., MTN(a)                      3.35(b)     5/11/2007         10,015
     2,000     Ford Motor Credit Co., Global Notes                       7.60        8/01/2005          2,000
    10,000     General Motors Acceptance Corp., MTN                      4.87(b)    10/20/2005         10,015
    25,200     Household Finance Corp., Notes(h,n)                       6.38       10/15/2011         27,043
    10,000     MBNA American Bank, MTN                                   6.75        3/15/2008         10,551

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
   $ 7,000     SLM Corp., MTN, CPI Floating Rate Notes                   4.89%(b)    6/01/2009       $  6,841
    10,000     SLM Corp., Notes                                          5.38        1/15/2013         10,314
                                                                                                     --------
                                                                                                       86,799
                                                                                                     --------
               DIVERSIFIED BANKS (1.1%)
    10,000     First Union Corp., Subordinated Notes                     7.50        7/15/2006         10,272
    10,000     Wells Fargo & Co., Global Notes                           3.45(b)     3/03/2006         10,008
                                                                                                     --------
                                                                                                       20,280
                                                                                                     --------
               ELECTRIC UTILITIES (4.6%)
     2,228     FPL Energy American Wind, Senior
                  Secured Bond(a)                                        6.64        6/20/2023          2,381
     7,158     FPL Group Capital, Inc., Debentures                       7.63        9/15/2006          7,415
     5,000     Gulf Power Co., Senior Notes, Series K                    4.90       10/01/2014          4,978
    10,000     Northern States Power Co., First Mortgage
                  Bond, Series B                                         8.00        8/28/2012         11,947
    10,000     Oncor Electric Delivery Co., Senior Secured
                  Notes(h)                                               6.38        5/01/2012         10,826
     5,000     Power Contract Financing, Senior Notes(a)                 6.26        2/01/2010          5,140
     5,000     PPL Capital Funding, Inc., Guaranteed Notes,
                  Series A                                               4.33        3/01/2009          4,907
     5,000     Public Service Electric & Gas Co.,
                  First Mortgage Bonds, Series A                         3.58(b)     6/23/2006          5,000
     5,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)                 4.21       11/01/2014(c)       4,949
    10,000     Tristate General & Transport Association,
                  Bonds(a)                                               6.04        1/31/2018         10,386
    10,000     West Penn Power Co., Notes                                6.63        4/15/2012         10,653
     4,000     Wisconsin Public Service Corp.,
                  Senior Secured Notes                                   4.88       12/01/2012          4,028
                                                                                                     --------
                                                                                                       82,610
                                                                                                     --------
               ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
    10,000     Waste Management, Inc., Senior Notes                      7.38        8/01/2010         11,101
    15,500     WMX Technologies, Inc., Notes                             7.00       10/15/2006         15,955
                                                                                                     --------
                                                                                                       27,056
                                                                                                     --------
               GAS UTILITIES (1.4%)
     5,000     Enbridge Energy Partners, LP, Senior Notes                5.35       12/15/2014          4,996
    10,000     Energy Transfer Partners, Senior Notes(a)                 5.95        2/01/2015         10,076
     5,000     Kinder Morgan Energy Partners, LP,
                  Senior Notes                                           5.13       11/15/2014          4,996
     5,000     Valero Logistics Operations, LP, Senior Notes             6.05        3/15/2013          5,213
                                                                                                     --------
                                                                                                       25,281
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (0.1%)
   $ 2,500     Thermo Electron Corp., Notes(a)                           5.00%       6/01/2015       $  2,459
                                                                                                     --------
               HEALTH CARE FACILITIES (0.3%)
     5,000     HCA, Inc., Notes                                          5.25       11/06/2008          4,986
                                                                                                     --------
               HOUSEHOLD PRODUCTS (1.4%)
    17,000     Clorox Co., Notes                                         6.13        2/01/2011         18,199
     8,000     SC Johnson & Son, Inc., Senior Notes(a)                   5.00       12/15/2012          7,975
                                                                                                     --------
                                                                                                       26,174
                                                                                                     --------
               INTEGRATED OIL & GAS (1.4%)
    21,000     Phillips Petroleum Co., Notes(n)                          8.75        5/25/2010         24,706
                                                                                                     --------
               INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
    10,000     Alltel Corp., Notes                                       4.66        5/17/2007         10,036
       500     Pacific Bell, Debentures                                  5.88        2/15/2006            505
    10,000     SBC Communications, Inc., Notes                           5.75        5/02/2006         10,114
     5,000     Sprint Capital Corp., Guaranteed Global Notes             6.00        1/15/2007          5,096
    11,000     Verizon Pennsylvania, Inc., Debentures, Series A          5.65       11/15/2011         11,339
                                                                                                     --------
                                                                                                       37,090
                                                                                                     --------
               LIFE & HEALTH INSURANCE (0.6%)
    10,000     John Hancock Global Funding II, MTN, Secured Notes        3.53(b)     3/06/2006         10,012
                                                                                                     --------
               MANAGED HEALTH CARE (0.3%)
     5,000     Highmark, Inc., Senior Notes(a)                           6.80        8/15/2013          5,469
                                                                                                     --------
               MULTI-UTILITIES (0.7%)
     8,000     Duke Capital Corp., LLC, Senior Notes(h)                  5.50        3/01/2014          8,161
     4,500     South Carolina Electric & Gas Co.,
                  First Mortgage Bond                                    5.30        5/15/2033          4,520
                                                                                                     --------
                                                                                                       12,681
                                                                                                     --------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
    10,000     Halliburton Co., Senior Notes                             5.11(b)    10/17/2005         10,028
                                                                                                     --------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     5,000     Kerr-McGee Corp., Notes                                   5.88        9/15/2006          5,080
    10,000     Pioneer Natural Resource Co., Senior Notes(h)             5.88        7/15/2016         10,169
                                                                                                     --------
                                                                                                       15,249
                                                                                                     --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (1.0%)
   $ 8,000     Magellan Midstream Partners, LP, Notes                    6.45%       6/01/2014       $  8,586
    10,000     Valero Energy Corp., Senior Notes(h)                      4.75        4/01/2014          9,767
                                                                                                     --------
                                                                                                       18,353
                                                                                                     --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
     8,000     Associates Corp. of North America, Global
                  Senior Notes                                           6.25       11/01/2008          8,413
    10,000     Bank One Corp., Subordinated Notes                        7.88        8/01/2010         11,363
       500     Citicorp, Subordinated Notes                              6.38        1/15/2006            505
    10,000     Citigroup, Inc., Global Notes(h)                          4.13        2/22/2010          9,816
                                                                                                     --------
                                                                                                       30,097
                                                                                                     --------
               PACKAGED FOODS & MEAT (2.0%)
     5,000     Diageo Finance B.V., Notes                                3.00       12/15/2006          4,891
    10,000     General Mills, Inc., Notes                                2.63       10/24/2006          9,770
    15,000     Kellogg Co., Notes, Series B                              6.60        4/01/2011         16,371
       500     Sara Lee Corp., MTN, Series C                             6.30       11/07/2005            502
     5,000     Wm Wrigley Junior Co., Notes                              4.30        7/15/2010          4,959
                                                                                                     --------
                                                                                                       36,493
                                                                                                     --------
               PAPER PACKAGING (0.3%)
     5,000     Temple-Inland, Inc., Notes                                5.00        5/17/2007          5,009
                                                                                                     --------
               PROPERTY & CASUALTY INSURANCE (2.0%)
     5,000     AXIS Capital Holdings Ltd., Senior Notes                  5.75       12/01/2014          5,079
    15,000     Berkshire Hathaway Finance Corp., Senior Notes            4.85        1/15/2015         14,889
    10,000     Chubb Corp., Senior Notes(h)                              5.20        4/01/2013         10,161
     5,000     Ohio Casualty Corp., Notes                                7.30        6/15/2014          5,383
                                                                                                     --------
                                                                                                       35,512
                                                                                                     --------
               RAILROADS (0.4%)
     2,058     CSX Transportation Inc., Notes                            9.75        6/15/2020          2,912
     2,842     Norfolk Southern Railway Co., Debentures                  9.75        6/15/2020          4,036
                                                                                                     --------
                                                                                                        6,948
                                                                                                     --------
               REAL ESTATE INVESTMENT TRUSTS (1.7%)
     9,000     Chelsea Property Group, Notes                             6.00        1/15/2013          9,392
    15,000     Pan Pacific Retail Properties, Inc., Notes                7.95        4/15/2011         17,034
     5,000     TriNet Corporate Realty Trust, Inc., Notes                7.95        5/15/2006          5,119
                                                                                                     --------
                                                                                                       31,545
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (1.3%)
   $10,000     Fifth Third Bank, Subordinated Notes                      4.75%       2/01/2015       $  9,849
     8,000     Hudson United Bank, Subordinated Notes                    7.00        5/15/2012          8,851
     5,000     PNC Financial Services, Notes, Series C                   8.88        3/15/2027          5,476
                                                                                                     --------
                                                                                                       24,176
                                                                                                     --------
               THRIFTS & MORTGAGE FINANCE (1.6%)
    17,000     Washington Mutual, Inc., Subordinated Notes               8.25        4/01/2010         19,213
    10,000     World Savings Bank Federal Savings Bank, Notes            4.13       12/15/2009          9,808
                                                                                                     --------
                                                                                                       29,021
                                                                                                     --------
               Total corporate obligations (cost: $686,191)                                           715,803
                                                                                                     --------

               EURODOLLAR AND YANKEE OBLIGATIONS (11.2%)(d)

               BUILDING PRODUCTS (0.6%)
    10,000     CRH America, Inc., Notes (Ireland)                        5.30       10/15/2013         10,176
                                                                                                     --------
               DIVERSIFIED BANKS (4.1%)
    10,000     ABN AMRO Bank N.V., Senior Notes (Netherlands)            3.31(b)     5/11/2007         10,016
     6,000     Banco Santander, Subordinated Notes (Chile)(a)            5.38       12/09/2014          6,061
     5,000     Bayerische Landesbank, MTN (Germany)                      2.60       10/16/2006          4,902
     5,000     Canadian Imperial Bank Corp., Pass-Through
                  Certificates, Series 2002, Class A-1 (Canada)(a)       7.26        4/10/2032          5,810
    20,000     Landesbank Baden-Wuerttemberg, MTN,
                  Subordinated Notes (Germany)                           6.35        4/01/2012         22,096
    15,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)            5.25       11/30/2012         15,422
    10,000     Royal Bank of Scotland, Senior Notes
                  (United Kingdom)(a)                                    3.30(b)    11/24/2006         10,007
                                                                                                     --------
                                                                                                       74,314
                                                                                                     --------
               DIVERSIFIED METALS & MINING (0.3%)
     5,000     Glencore Funding, LLC, Notes (Switzerland)(a)             6.00        4/15/2014          4,799
                                                                                                     --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
    10,000     Agrium, Inc., Debentures (Canada)                         8.25        2/15/2011         11,635
     8,000     Yara International ASA, Notes (Norway)(a)                 5.25       12/15/2014          7,953
                                                                                                     --------
                                                                                                       19,588
                                                                                                     --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               FOREIGN GOVERNMENT (3.5%)
   $10,000     Province of Quebec, Debentures (Canada)                   6.50%       1/17/2006       $ 10,124
    15,000     Province of Quebec, Global Debentures (Canada)            7.00        1/30/2007         15,594
    25,000     Region of Lombardy, Global Notes (Italy)                  5.80       10/25/2032         27,577
    10,000     Republic of Poland, Global Unsubordinated
                  Notes (Poland)                                         5.25        1/15/2014         10,365
                                                                                                     --------
                                                                                                       63,660
                                                                                                     --------
               OIL & GAS DRILLING (0.4%)
     7,949     Delek & Avner-Yam Tethys Ltd.,
                  Secured Notes (Israel)(a)                              4.51(b)     8/01/2013          7,939
                                                                                                     --------

               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     5,000     Nexen, Inc., Notes (Canada)                               5.05       11/20/2013          4,978
                                                                                                     --------
               REAL ESTATE INVESTMENT TRUSTS (0.6%)
    10,000     Westfield Capital Corp., Senior Notes
                  (Australia)(a)                                         5.13       11/15/2014          9,953
                                                                                                     --------
               REINSURANCE (0.3%)
     6,000     Stingray, Pass-Through Trust, Notes
                  (Cayman Island)(a)                                     5.90        1/12/2015          6,085
                                                                                                     --------
               Total Eurodollar and Yankee obligations
                  (cost: $193,817)                                                                    201,492
                                                                                                     --------

               ASSET-BACKED SECURITIES (9.5%)

               AIRLINES (0.5%)
     5,812     America West Airlines, Inc., Pass-Through
                  Certificates, Series 1996-1, Class A, EETC             6.85        7/02/2009          5,747
     4,000     Southwest Airlines Co., Pass-Through
                  Certificates, Series 2001-1, Class A-2, EETC           5.50       11/01/2006          4,050
                                                                                                     --------
                                                                                                        9,797
                                                                                                     --------
               ASSET-BACKED FINANCING (9.0%)
     7,200     Bank One Issuance Trust, Notes,
                  Series 2003-A2, Class A2                               3.44(b)    10/15/2008          7,207
    17,000     Chase Credit Card Owner Trust,
                  Series 2002-5, Class A                                 3.49(b)    10/15/2009         17,038
    20,000     Citibank Credit Card Issuance Trust, Notes,
                  Series 2003-A4, Class A-4                              3.50(b)     3/20/2009         20,023

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
   $10,000     GE Commercial Equipment Financing LLC,
                  Series 2005-1, Class A2                                3.77%       9/20/2007       $  9,976
     9,477     Harley-Davidson Motorcycle Trust,
                  Series 2005-2, Class A1                                3.79        1/16/2010          9,451
     5,000     Holmes Financing, Bonds, Series 7, Class 2A               3.75(b)     1/15/2008          5,008
               Honda Auto Receivables Owner Trust, Notes,
     3,739        Series 2003-3, Class A3                                2.14        4/23/2007          3,718
     2,938        Series 2004-2, Class A2                                2.52        2/15/2007          2,930
    10,000        Series 2005-3, Class A2                                3.73       10/18/2007          9,966
     4,446     Household Affinity Credit Card Master
                  Note Trust I, Series 2003-2, Class B                   2.51        2/15/2008          4,409
    10,000     John Deere Owner Trust, Series 2005-A, Class A2           3.79       12/17/2007          9,970
     5,000     Massachusetts RRB Special Purpose Trust,
                  Rate Reduction Certificates, Series 2005-1,
                  Class A2                                               3.78        9/15/2010          4,942
    10,000     MBNA Credit Card Master Note Trust,
                  Series 2003-A2, Class A-2                              3.44(b)     8/15/2008         10,009
     3,177     Morgan Stanley Auto Loan Trust,
                  Series 2004-HB1, Class A-2                             1.92       10/15/2006          3,172
     2,328     Oncor Electric Delivery Transition Bond Co.,
                  Bonds, Series 2003-1, Class A1                         2.26        2/15/2009          2,299
    10,000     Permanent Financing plc, Notes,
                  Series 4, Class 2A                                     3.45(b)     3/10/2009         10,006
     2,048     PP&L Transition Bond Co. LLC, Series 1999-1,
                  Class A6                                               6.96       12/26/2007          2,066
    10,000     Rental Car Finance Corp., Series 2004-1A,
                  Class A (INS)(a)                                       3.66(b)     6/25/2009         10,008
               SLMA Student Loan Trust,
     7,671        Series 2004-8, Class A2                                3.67(b)     7/25/2013          7,677
     8,760        Series 2004-7, Class A2                                3.68(b)    10/25/2012          8,767
     3,265     Toyota Auto Receivables Owner Trust, Bonds,
                  Series 2003-A, Class A-3A                              3.41(b)     3/15/2007          3,267
                                                                                                     --------
                                                                                                      161,909
                                                                                                     --------
               Total asset-backed securities (cost: $171,877)                                         171,706
                                                                                                     --------

               U.S. GOVERNMENT AGENCY ISSUES (11.5%)(e)

               DEBENTURES (0.6%)
    10,000     Fannie Mae, CPI Floating Rate Note(+)                     4.65(b)     2/17/2009          9,855
                                                                                                     --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                             COUPON                            VALUE
     (000)     SECURITY                                                  RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (9.8%)
               Fannie Mae,(+)
   $36,741        Pool 254766                                            5.00%       6/01/2033       $ 36,279
     4,478        Pool 190312                                            6.50        4/01/2031          4,642
        71        Pool 594787                                            6.50        7/01/2031             74
     7,384        Pool 254239                                            6.50        3/01/2032          7,648
       190        Pool 050653                                            7.00       10/01/2022            201
       162        Pool 050724                                            7.00        3/01/2023            172
       607        Pool 197673                                            7.00        4/01/2023            642
               Government National Mortgage Assn. I,
    20,171        Pool 604568                                            5.00        8/15/2033         20,063
     1,706        Pool 465553                                            6.00        8/15/2028          1,758
     1,699        Pool 457821                                            6.00        9/15/2028          1,751
     2,585        Pool 486544                                            6.00        9/15/2028          2,664
    16,871        Pool 780860                                            6.00        9/15/2028         17,386
     4,867        Pool 486629                                            6.00       10/15/2028          5,015
     2,356        Pool 464490                                            6.00        1/15/2029          2,427
       359        Pool 486877                                            6.00        1/15/2029            370
     1,746        Pool 495891                                            6.00        1/15/2029          1,799
     2,948        Pool 603869                                            6.00        1/15/2033          3,033
        91        Pool 346619                                            6.50        6/15/2023             95
       913        Pool 344923                                            6.50        7/15/2023            958
       170        Pool 352137                                            6.50        7/15/2023            179
       547        Pool 370820                                            6.50        9/15/2023            574
       713        Pool 347695                                            6.50       10/15/2023            749
     1,121        Pool 354665                                            6.50       10/15/2023          1,176
       179        Pool 365963                                            6.50       10/15/2023            187
     2,561        Pool 345138                                            6.50       12/15/2023          2,687
     1,110        Pool 337538                                            6.50       12/15/2023          1,164
       436        Pool 366685                                            6.50        1/15/2024            457
       803        Pool 374670                                            6.50        2/15/2024            842
       457        Pool 422656                                            6.50        4/15/2026            479
     2,844        Pool 780793                                            6.50        5/15/2028          2,979
     7,374        Pool 564926                                            6.50       10/15/2031          7,712
       247        Pool 352190                                            7.00        5/15/2023            262
       262        Pool 354578                                            7.00        5/15/2023            278
       326        Pool 354907                                            7.00        5/15/2023            346
       339        Pool 320067                                            7.00        5/15/2023            360
       533        Pool 357171                                            7.00        6/15/2023            565
       489        Pool 357179                                            7.00        6/15/2023            519

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                   (continued)

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JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               Government National Mortgage Assn. I,
   $   208        Pool 359752                                            7.00%       6/15/2023       $    221
     1,401        Pool 348925                                            7.00        8/15/2023          1,488
       326        Pool 352111                                            7.00        8/15/2023            346
     1,232        Pool 364585                                            7.00        8/15/2023          1,308
       182        Pool 337344                                            7.00        8/15/2023            193
       450        Pool 358732                                            7.00        9/15/2023            478
       252        Pool 417226                                            7.00        1/15/2026            267
       161        Pool 417291                                            7.00        3/15/2026            170
        71        Pool 417333                                            7.00        3/15/2026             76
     1,966        Pool 780651                                            7.00       10/15/2027          2,082
     1,592        Pool 493950                                            7.00        6/15/2029          1,683
       796        Pool 504209                                            7.00        6/15/2029            841
     1,416        Pool 473009                                            7.00        7/15/2029          1,497
     1,354        Pool 564758                                            7.00        8/15/2031          1,431
     1,089        Pool 563613                                            7.00        7/15/2032          1,151
     1,387        Pool 352143                                            7.50        7/15/2023          1,493
     2,019        Pool 345637                                            7.50        6/15/2026          2,164
       552        Pool 422926                                            7.50        6/15/2026            592
     1,635        Pool 345761                                            7.50        7/15/2026          1,752
       833        Pool 447582                                            7.50        5/15/2027            892
     1,295        Pool 780716                                            7.50        2/15/2028          1,388
     1,204        Pool 780990                                            7.50       12/15/2028          1,289
       988        Pool 510300                                            7.50        8/15/2029          1,057
               Government National Mortgage Assn. II,
     7,363        Pool 003375                                            5.50        4/20/2033          7,448
     7,961        Pool 003273                                            6.00        8/20/2032          8,169
     5,379        Pool 003285                                            6.00        9/20/2032          5,519
     2,522        Pool 781494                                            6.50        8/20/2031          2,627
                                                                                                     --------
                                                                                                      176,114
                                                                                                     --------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
     3,600     Perforadora Centrale S.A. de C.V. "A",
                  Guaranteed Bond, Series A, Title XI                    5.24       12/15/2018          3,682
     5,667     Rowan Companies, Inc.,
                  Guaranteed Bond, Title XI                              2.80       10/20/2013          5,252
    10,000     Totem Ocean Trailer Express, Inc.,
                  Series 2002-1, Title XI                                6.37        4/15/2028         11,220
                                                                                                     --------
                                                                                                       20,154
                                                                                                     --------
               Total U.S. government agency issues (cost: $201,683)                                   206,123
                                                                                                     --------

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                   (continued)

USAA INCOME FUND
JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (10.5%)

               BOND AND NOTES (5.1%)
   $30,000     4.00%, 2/15/2014(h)                                                                   $ 29,460
    23,000     4.00%, 2/15/2015(h)                                                                     22,480
    35,771     5.25%, 11/15/2028(h)                                                                    39,418
                                                                                                     --------
                                                                                                       91,358
                                                                                                     --------
               INFLATION-INDEXED NOTES (5.4%)(f)
    30,942     2.38%, 1/15/2025                                                                        32,675
    32,845     3.38%, 1/15/2012(h)                                                                     36,014
    26,606     3.88%, 1/15/2009(h)                                                                     28,577
                                                                                                     --------
                                                                                                       97,266
                                                                                                     --------
               Total U.S. Treasury securities (cost: $178,154)                                        188,624
                                                                                                     --------

               OTHER MORTGAGE SECURITIES (2.5%)

               COMMERCIAL MORTGAGE-BACKED SECURITIES (2.1%)
     4,000     Chase Commercial Mortgage Securities Corp.,
                  First Mortgage Pass-Through Certificates,
                  Series 1998-1, Class D                                 6.56%       5/18/2030          4,192
     2,833     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp., Commercial Mortgage
                  Pass-Through Certificates, Series 2004-CBX,
                  Class A1                                               3.18        1/12/2037          2,811
     2,351     J.P. Morgan Commercial Mortgage Finance Corp.,
                  Mortgage Pass-Through Certificates,
                  Series 2000-C10, Class A1                              7.11        8/15/2032          2,391
     7,000     Merrill Lynch Mortgage Trust, Commercial
                  Mortgage Pass-Through Certificates,
                  Series 2002-MW1, Class A-4                             5.62        7/12/2034          7,287
     5,000     Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 2001-IQA, Class A2                              5.33       12/18/2032          5,051
     6,509     Salomon Brothers Mortgage Securities VII,
                  Series 2000-C3, Class A1(a)                            6.34       12/18/2033          6,649
    10,000     Wachovia Bank Commercial Mortgage Trust,
                  Series 2005-C18, Class APB                             4.81        4/15/2042          9,978
                                                                                                     --------
                                                                                                       38,359
                                                                                                     --------

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                   (continued)

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JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                  SECURITIES (0.4%)(k)
   $27,750     Bear Stearns Commercial Mortgage
                  Securities, Inc., Series 2004-ESA, Class X1
                  (acquired 6/17/2004; cost: $1,614)(a,l)                1.14%       5/14/2016       $  1,869
    46,256     Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP
                  (acquired 8/13/2003; cost: $4,747)(a,l)                1.96        1/11/2035          3,493
    38,418     Wachovia Bank Commercial Mortgage Trust,
                  Series 2003-C4 (acquired 8/06/2003;
                  cost: $1,942)(a,l)                                     0.98        4/15/2035          1,556
                                                                                                     --------
                                                                                                        6,918
                                                                                                     --------
               Total other mortgage securities (cost: $43,760)                                         45,277
                                                                                                     --------

               MUNICIPAL BONDS (3.2%)

               CASINOS & GAMING (0.3%)
     5,000     Mashantucket West Pequot, CT, Bonds(a,m)                  5.91        9/01/2021          5,000
                                                                                                     --------
               ELECTRIC UTILITIES (0.3%)
     5,000     Brazos River Auth., TX, PCRB, Series 1995A                5.40        4/01/2030(c)       5,081
                                                                                                     --------
               ELECTRIC/GAS UTILITY (0.2%)
     2,795     North Carolina Eastern Municipal Power
                  Agency RB, Series G                                    5.55        1/01/2013          2,781
                                                                                                     --------
               ESCROWED/PREREFUNDED BONDS (0.0%)(q)
     1,000     New Jersey Turnpike Auth. RB,
                  Series 2003B (INS)(PRE)                                4.25        1/01/2016            970
                                                                                                     --------
               GENERAL OBLIGATION (0.1%)
     2,200     Marin County, CA, Taxable Pension GO (INS)                4.89        8/01/2016          2,212
                                                                                                     --------
               NURSING/CCRC (0.8%)
     9,150     Statewide Community Development Auth.,
                  CA, COP, SAVRS (INS)(i)                                4.25        5/15/2029          9,150
     5,100     Volusia County IDA RB, FL, SAVRS,
                  Series 1998 (INS)(i)                                   4.40       12/01/2028          5,100
                                                                                                     --------
                                                                                                       14,250
                                                                                                     --------

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                   (continued)

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JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.5%)
   $ 9,000     Harris County, TX, IDRB, Series 2002                      5.68%       3/01/2023(c)    $  9,126
                                                                                                     --------
               TOLL ROADS (1.0%)
    19,000     New Jersey Turnpike Auth. RB, Series 2003B,
                  Series B (INS)                                         4.25        1/01/2016         18,389
                                                                                                     --------
               Total municipal bonds (cost: $58,292)                                                   57,809
                                                                                                     --------
    NUMBER
 OF SHARES
----------
               EQUITY SECURITIES (8.5%)

               COMMON STOCKS (0.1%)
               --------------------
               PHARMACEUTICALS
    85,000     Merck & Co., Inc.                                                                        2,640
                                                                                                     --------

               PREFERRED STOCKS (8.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
    50,000     Dairy Farmers of America, Inc.,
                  7.875%, cumulative redeemable(a)                                                      5,031
                                                                                                     --------
               PROPERTY & CASUALTY INSURANCE (0.3%)
   200,000     Ace Ltd., depositary shares "C",
                  7.80%, cumulative redeemable                                                          5,406
                                                                                                     --------
               REAL ESTATE INVESTMENT TRUSTS (7.8%)
   200,000     BRE Properties, Inc. "C",
                  6.75%, cumulative redeemable                                                          5,041
   200,000     Developers Diversified Realty Corp. "I",
                  7.50%, cumulative redeemable                                                          5,187
   439,000     Equity Office Properties Trust, depositary shares "G",
                  7.75%, cumulative redeemable(h)                                                      11,826
    40,000     Equity Residential Properties Trust, depositary shares "B",
                  9.125%, cumulative redeemable                                                         1,015
   575,000     Equity Residential Properties Trust, depositary shares "C",
                  9.125%, cumulative redeemable                                                        15,085
   142,500     Equity Residential Properties Trust, depositary shares "K",
                  8.29%, cumulative redeemable                                                          8,523


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                   (continued)

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JULY 31, 2005

                                                                                                       MARKET
    NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
   400,000     Gables Residential Trust "D",
                  7.50%, cumulative redeemable                                                       $ 10,200
   415,000     Kimco Realty Corp., depositary shares "F",
                  6.65%, cumulative redeemable                                                         10,686
   200,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                  7.625%, cumulative redeemable                                                         5,300
   250,000     Post Properties, Inc., "A",
                  8.50%, cumulative redeemable                                                         14,633
   338,500     Prologis Trust, Inc., "C",
                  8.54%, cumulative redeemable                                                         21,177
   400,000     Public Storage, Inc., "Z",
                  6.25%, cumulative redeemable                                                          9,950
   400,000     Realty Income Corp. "D",
                  7.375%, cumulative redeemable                                                        10,488
   209,100     Regency Centers Corp., "D",
                  7.25%, cumulative redeemable                                                          5,424
   201,500     Weingarten Realty Investors, depositary shares "D",
                  6.75%, cumulative redeemable                                                          5,213
                                                                                                     --------
                                                                                                      139,748
                                                                                                     --------
                                                                                                      150,185
                                                                                                     --------
               Total equity securities (cost: $141,012)                                               152,825
                                                                                                     --------
 PRINCIPAL
    AMOUNT                                                             COUPON
     (000)                                                               RATE         MATURITY
----------                                                             ------         --------
               MONEY MARKET INSTRUMENTS (2.6%)

               COMMERCIAL PAPER (1.2%)
               -----------------------
               DIVERSIFIED BANKS (0.4%)
   $ 7,769     Gotham Funding Corp.(a,p)                                 3.29%       8/03/2005          7,768

               THRIFTS & MORTGAGE FINANCE (0.8%)
    10,000     Countrywide Financial Corp.                               3.31        8/02/2005          9,999
     3,718     Countrywide Financial Corp.                               3.35        8/01/2005          3,718
                                                                                                     --------
                                                                                                       13,717
                                                                                                     --------
                                                                                                       21,485
                                                                                                     --------

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                   (continued)

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JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (1.4%)(g)
               ------------------------------------
               ELECTRIC UTILITIES (0.5%)
   $ 8,950     Sempra Energy ESOP, Bonds, Series 1999A (NBGA)(a)         3.58%      11/01/2014       $  8,950
                                                                                                     --------
               HEALTH CARE FACILITIES (0.1%)
     1,440     McClellan, OH, LLC, Bonds,
                  Series 2000 (LOC - Sky Bank)                           4.74        9/01/2020          1,440
                                                                                                     --------
               INDUSTRIAL MACHINERY (0.1%)
     1,155     Perrysburg Machine & Tool Industries, Inc.,
                  Taxable Demand Notes, Series 2001
                  (LOC - Sky Bank)                                       4.74        1/04/2016          1,155
                                                                                                     --------
               PAPER PACKAGING (0.0%)(q)
     1,150     Oracle Packaging, Inc., Taxable Demand Notes,
                  Series 2000 (LOC - Sky Bank)                           4.74       12/01/2020          1,150
                                                                                                     --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
     5,490     Blood Family Realty Ltd., Notes,
                  Series 2000 (LOC - Sky Bank)                           4.49       12/01/2025          5,490
     2,295     CAH Holdings, Inc., Notes, Series 2003
                  (LOC - First Commercial Bank)                          3.71        8/01/2028          2,295
       975     Southtown Mobile Home Park,
                  Taxable Option Notes, Series 2000
                  (LOC - Sky Bank)                                       4.74        7/01/2020            975
     1,900     Vista Funding Corp., Notes,
                  Series 1999A (LOC - Sky Bank)                          4.74        3/01/2019          1,900
     2,780     Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)         4.49        1/01/2020          2,780
                                                                                                     --------
                                                                                                       13,440
                                                                                                     --------
                                                                                                       26,135
                                                                                                     --------
               Total money market instruments (cost: $47,620)                                          47,620
                                                                                                     --------

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                   (continued)

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JULY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                             COUPON                           VALUE
     (000)     SECURITY                                                  RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (8.6%)

               CORPORATE OBLIGATIONS (1.1%)
               ----------------------------
               ASSET MANAGEMENT & CUSTODY BANKS
   $20,000     White Pine Finance LLC, Notes, Series MTN1(a)             3.32%(b)    6/12/2006       $ 20,005
                                                                                                     --------

               COMMERCIAL PAPER (7.2%)
               -----------------------
               BROKER DEALER (0.6%)
    10,000     Goldman Sachs Group, Inc.(a)                              3.34(b)     5/25/2006         10,000
                                                                                                     --------
               ASSET-BACKED SECURITY (6.6%)
    14,500     Bavaria TRR Corp.                                         3.39(o)     8/01/2005         14,500
    25,000     Blue Spice LLC                                            3.37(o)     8/01/2005         25,000
    25,000     Blue Topaz LLC                                            3.37(o)     8/01/2005         25,000
    25,000     Giro Balanced Funding Corp.                               3.41(o)     8/15/2005         24,967
    10,000     Links Finance LLC                                         3.37(o)     8/01/2005         10,000
    20,000     St. Germain Holdings Ltd.                                 3.37(o)     8/01/2005         20,000
                                                                                                     --------
                                                                                                      119,467
                                                                                                     --------
                                                                                                      129,467
                                                                                                     --------
    NUMBER
 OF SHARES
 ---------
               MONEY MARKET FUNDS (0.3%)
               -------------------------
 4,413,338     AIM Short-Term Investment Co. Liquid
                  Assets Portfolio                                       3.25(j)             -          4,413
    69,623     Merrill Lynch Premier Institutional Fund                  3.20(j)             -             70
                                                                                                   ----------
                                                                                                        4,483
                                                                                                   ----------
               Total short-term investments purchased with
                  cash collateral from securities loaned
                  (cost: $153,948)                                                                    153,955
                                                                                                   ----------
               TOTAL INVESTMENTS (COST: $1,876,354)                                                $1,941,234
                                                                                                   ==========

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USAA INCOME FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

          (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2005.

          (c) Security has a mandatory put, which shortens its effective maturity date.

          (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

          (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are

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USAA INCOME FUND
JULY 31, 2005

              supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          (g) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          (h) The security or a portion thereof was out on loan as of July 31, 2005.

          (i) Periodic auction reset bond - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

          (j) Rate represents the money market fund annualized seven-day yield at July 31, 2005.

          (k) Interest-only commercial mortgage-backed securities (IO CMBSs)
              - represent the right to receive only the interest

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USAA INCOME FUND
JULY 31, 2005

              payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

          (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2005, was $6,918,000, which represented 0.4% of the Fund's net assets.

          (m) At July 31, 2005, the aggregate market value of securities purchased on a when-issued basis was $5,000,000.

          (n) At July 31, 2005, portions of these securities were segregated to cover when-issued purchases.

          (o) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (p) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines

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           (continued)

USAA INCOME FUND
JULY 31, 2005

              approved by the Board of Directors, unless otherwise noted as illiquid.

          (q) Represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

        COP     Certificate of Participation
        CPI     Consumer Price Index
        EETC    Enhanced Equipment Trust Certificate
        ESOP    Employee Stock Ownership Plan
        GO      General Obligation
        IDA     Industrial Development Authority/Agency
        IDRB    Industrial Development Revenue Bond
        MTN     Medium-Term Note
        PCRB    Pollution Control Revenue Bond
        PRE     Prerefunded to a date prior to maturity
        RB      Revenue Bond
        SAVRS   Select Auction Variable Rate Securities

        CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

        (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

        (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

        (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp., AMBAC Assurance Corp., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JULY 31, 2005

ASSETS

   Investments in securities, at market value
      (including securities on loan of $141,583)
      (identified cost of $1,876,354)                                   $1,941,234
   Cash                                                                          2
   Receivables:
      Capital shares sold                                                      952
      Dividends and interest                                                17,124
      Other                                                                      8
                                                                        ----------
         Total assets                                                    1,959,320
                                                                        ----------
LIABILITIES

   Payables:
      Upon return of securities loaned                                     153,950
      Securities purchased (when-issued of $5,000)                           5,000
      Capital shares redeemed                                                  992
   Accrued management fees                                                     367
   Accrued transfer agent's fees                                                21
   Other accrued expenses and payables                                         109
                                                                        ----------
         Total liabilities                                                 160,439
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,798,881
                                                                        ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $1,791,431
   Accumulated undistributed net investment income                              80
   Accumulated net realized loss on investments                            (57,510)
   Net unrealized appreciation of investments                               64,880
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,798,881
                                                                        ==========
   Capital shares outstanding                                              145,962
                                                                        ==========
   Authorized shares of $.01 par value                                     270,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $    12.32
                                                                        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME

   Dividends                                                             $ 8,358
   Interest                                                               78,410
   Securities lending (net)                                                  221
                                                                         -------
      Total income                                                        86,989
                                                                         -------
EXPENSES

   Management fees                                                         4,095
   Administration and servicing fees                                       2,639
   Transfer agent's fees                                                   2,265
   Custody and accounting fees                                               289
   Postage                                                                   215
   Shareholder reporting fees                                                 36
   Directors' fees                                                            11
   Registration fees                                                          65
   Professional fees                                                          58
   Other                                                                      42
                                                                         -------
      Total expenses                                                       9,715
   Expenses paid indirectly                                                  (17)
                                                                         -------
      Net expenses                                                         9,698
                                                                         -------
NET INVESTMENT INCOME                                                     77,291
                                                                         -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                      11,179
   Change in net unrealized appreciation/depreciation                      3,387
                                                                         -------
      Net realized and unrealized gain                                    14,566
                                                                         -------
Increase in net assets resulting from operations                         $91,857
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
YEARS ENDED JULY 31,

                                                                       2005             2004
                                                                 ---------------------------
FROM OPERATIONS

   Net investment income                                         $   77,291       $   75,913
   Net realized gain on investments                                  11,179            6,896
   Change in net unrealized appreciation/depreciation
      of investments                                                  3,387            5,465
                                                                 ---------------------------
      Increase in net assets resulting from operations               91,857           88,274
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (79,994)         (77,248)
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        246,795          190,140
   Reinvested dividends                                              66,524           63,356
   Cost of shares redeemed                                         (236,333)        (312,321)
                                                                 ---------------------------
      Increase (decrease) in net assets from
         capital share transactions                                  76,986          (58,825)
                                                                 ---------------------------
Net increase (decrease) in net assets                                88,849          (47,799)

NET ASSETS
   Beginning of period                                            1,710,032        1,757,831
                                                                 ---------------------------
   End of period                                                 $1,798,881       $1,710,032
                                                                 ===========================
Accumulated undistributed net investment income:
   End of period                                                 $       80       $      351
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       19,889           15,359
   Shares issued for dividends reinvested                             5,372            5,138
   Shares redeemed                                                  (19,053)         (25,282)
                                                                 ---------------------------
      Increase (decrease) in shares outstanding                       6,208           (4,785)
                                                                 ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Equity securities, except as otherwise noted, traded
                   primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

                   available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                   (NAV) each business day.

                4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2005, the Fund did not invest in any repurchase agreements.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

             E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2005, the outstanding when-issued commitments for the Fund were $5,000,000.

             F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $17,000.

             G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other
         USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and
         State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $5,000, which represents 5.9% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns and amortization resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $41,000, increase accumulated undistributed net investment income by $2,432,000, and increase accumulated net realized loss on investments by $2,391,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2005, and 2004, was as follows:

                                              2005                     2004
                                          ------------------------------------
         Ordinary income*                 $79,994,000              $77,248,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $     83,000
         Accumulated capital and other losses                      (57,510,000)
         Unrealized appreciation                                    64,880,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2005, the Fund utilized capital loss carryovers of $8,788,000 to offset capital gains. At July 31, 2005, the Fund had capital loss carryovers of $57,510,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                              CAPITAL LOSS CARRYOVERS
                        -----------------------------------
                          EXPIRES                 BALANCE
                        -----------             -----------
                           2009                 $12,163,000
                           2011                  45,347,000
                                                -----------
                                       Total    $57,510,000
                                                ===========


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2005, were $491,648,000 and $403,733,000, respectively.

         The cost of securities, including short-term securities, at July 31, 2005, for federal income tax purposes, was $1,876,354,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2005, for federal income tax purposes, were $69,897,000 and $5,017,000, respectively, resulting in net unrealized appreciation of $64,880,000.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2005, the Fund received securities-lending income of $221,000, which is net of the 20% income retained by MetWest. As of July 31, 2005, the Fund loaned securities having a fair market value of approximately $141,583,000 and received cash collateral of $153,950,000 for the loans. Of this amount, $153,948,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

                within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

                (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest
                   0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $4,095,000, which is net of a performance adjustment of $(128,000) that decreased the base management fee of 0.24% by 0.01%.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,639,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2005, the Fund reimbursed the Manager $39,000 for these legal and tax services.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,265,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2005

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                 YEAR ENDED JULY 31,
                                                 ------------------------------------------------------------------------------
                                                       2005            2004            2003              2002              2001
                                                 ------------------------------------------------------------------------------
Net asset value at beginning of period           $    12.24      $    12.16      $    12.05        $    12.34        $    11.60
                                                 ------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                .56             .55             .60               .72               .80(a)
   Net realized and unrealized gain (loss)              .08             .08             .12              (.28)              .76(a)
                                                 ------------------------------------------------------------------------------
Total from investment operations                        .64             .63             .72               .44              1.56
Less distributions:
   From net investment income                          (.56)           (.55)           (.61)             (.73)             (.82)
                                                 ------------------------------------------------------------------------------
Net asset value at end of period                 $    12.32      $    12.24      $    12.16        $    12.05        $    12.34
                                                 ==============================================================================
Total return (%)*                                      5.33            5.23            5.98              3.70             13.86
Net assets at end of period (000)                $1,798,881      $1,710,032      $1,757,831        $1,665,239        $1,510,012
Ratio of expenses to average
   net assets (%)**(b)                                  .55             .52             .50(c)            .55(c)            .41
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(b)                                -               -               -               .55                 -
Ratio of net investment income to
   average net assets (%)**                            4.38            4.36            4.79              5.89              6.63(a)
Portfolio turnover (%)                                24.17           28.25           60.54             59.61             43.39

  * Assumes reinvestment of all net investment income distributions during the period.

 ** For the year ended July 31, 2005, average net assets were $1,759,928,000.

(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, the amounts would have been:
    Net investment income $0.79
    Net realized and unrealized gain $0.77
    Ratio of net investment income to average net assets 6.57%

(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Effective April 26, 2002, through December 31, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME FUND
JULY 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                                    EXPENSES PAID
                                                                BEGINNING           ENDING          DURING PERIOD*
                                                              ACCOUNT VALUE      ACCOUNT VALUE    FEBRUARY 1, 2005 -
                                                            FEBRUARY 1, 2005     JULY 31, 2005      JULY 31, 2005
                                                            --------------------------------------------------------
Actual                                                         $1,000.00           $1,011.90            $2.83
Hypothetical (5% return before expenses)                        1,000.00            1,021.98             2.84

        *Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.19% for the six-month period of February 1, 2005, through July 31, 2005.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA INCOME FUND
JULY 31, 2005

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2005

         comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2005

         its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2005

         as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2004, and exceeded the average of its performance universe and was equal to its Lipper index for the three-year period ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2004.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2005

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Directors also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2005

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

60

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 N O T E S
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68

 N O T E S
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                                                                              69

 N O T E S
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70

 N O T E S
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                                                                              71

 N O T E S
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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23423-0905                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.